STOCK-BASED COMPENSATION - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options Outstanding
Options outstanding, beginning of period (in shares)	11,065,658
Options granted (in shares)	1,079,583
Options exercised (in shares)	(3,235,713)
Options forfeited (in shares)	(129,102)
Options expired (in shares)	(13,960)
Options outstanding, end of period (in shares)	8,766,466	11,065,658
Options vested and exercisable (in shares)	6,298,675
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)	$ 6.01	$ 2.61
Options granted, weighted average exercise price (in dollars per share)	28.73
Options exercised, weighted average exercise price (in dollars per share)	1.64
Options forfeited, weighted average exercise price (in dollars per share)	15.18
Options expired, weighted average exercise price (in dollars per share)	0.53
Options vested and exercisable, weighted-average exercise price (in dollars per share)	$ 2.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	7 years 1 month 6 days	7 years 2 months 12 days
Weighted average remaining contractual life, options vested and exercisable	6 years 4 months 24 days
Aggregate intrinsic value, options outstanding	$ 123,570	$ 46,516
Aggregate intrinsic value, options vested and exercisable	$ 103,100
Previously Reported
Number of Options Outstanding
Options outstanding, beginning of period (in shares)		51,379,939
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)		$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding		7 years 2 months 12 days
Aggregate intrinsic value, options outstanding		$ 46,516
Retroactive application of recapitalization
Number of Options Outstanding
Options outstanding, beginning of period (in shares)		(40,314,281)
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)		$ 2.05